Accounts receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Accounts receivables	Accounts receivables
9.1.    Accounts receivables
Accounts receivables by category as of December 31, 2025 and 2024, are as follows (in thousands):

	December 31, 2025	December 31, 2024
Accounts receivables	$32,067	$30,791
Allowance for doubtful receivables	(50)	(13)
Total	$32,017	$30,778
9.2.    Changes in allowance for doubtful accounts
Changes in allowance for doubtful accounts for the years ended December 31, 2025, 2024 and 2023 are as follows (in thousands):

(in thousands)	December 31, 2025	December 31, 2024	December 31, 2023
Beginning balance	$13	$14	$—
Business combination	—	—	13
Bad debt expense	33	—	—
Effect of movements in exchange rates	4	(1)	1
Ending balance	$50	$13	$14